Inventory (Details) - Schedule of Inventory - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Inventory [Abstract]
Work in progress	$ 565	$ 546	$ 871
Raw materials	60	61	64
Inventory, Net	$ 625	$ 607	$ 935